Leasehold Improvements	12 Months Ended
Dec. 31, 2010
Leasehold Improvements
4.         Leasehold Improvements

On August 31, 2005, the Company entered into agreements to lease a new office and laboratory facility (“Maplewood Facility”) and sublease the Company’s existing facility (“Englert Facility”) on similar terms as in the original lease.  As an incentive to enter into the Maplewood Facility lease, the Company received free rent and capital inducements.  The Company only paid half rent for the Maplewood Facility over the first 24 months of the 84-month lease term and received additional inducements in the form of furniture, equipment and leasehold improvements.  In September 2009, the Company terminated the Maplewood lease relating to the Company’s primary office facility in Research Triangle Park for approximately $175.

Management has performed an impairment analysis ASC Topic 360, ―Property, Plant and Equipment‖ (previously SFAS No. 144) and has determined that the leasehold improvements, consisting primarily of equipment and leasehold improvements, were impaired at December 31, 2009.  At December 31, 2009, the Company determined the fair value of these leasehold improvements to be nil.  Accordingly, the Company recorded a $386 loss on impairment in Consolidated Statement of Operations for the year ended December 31, 2009.